Leases - Summary of Operating Lease (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Operating lease cost	$ 908
Variable lease cost	166
Cash paid for amounts included in the measurement of operating lease liabilities:
Operating cash flows from operating leases	(964)
Leases:
Right-of-use assets from operating leases	2,057
Current operating lease liabilities	812
Long-term operating lease liabilities	$ 1,466
Weighted average remaining operating lease term (years)	3 years 7 months 6 days
Weighted average operating lease discount rate	6.00%